Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Borrowings

	31 December	31 December
	2020	2019
Non-current liabilities
Unsecured bank loans	7,779,354	6,092,170
Secured bank loans	151,543	—
Lease liabilities	1,521,713	1,101,303
Debt securities issued	6,901,075	5,483,921
	16,353,685	12,677,394
Current liabilities
Unsecured bank loans	4,049,824	6,712,297
Secured bank loans	144,261	2,415
Lease liabilities	577,173	431,752
Debt securities issued	461,479	481,869
	5,232,737	7,628,333

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2020			31 December 2019
		Interest		Payment	Carrying	Nominal interest	Payment	Carrying
	Currency	rate type	Nominal interest rate	period	amount	Rate	period	amount
Unsecured bank loans	EUR	Floating	Euribor+2.0%-Euribor+2.2%	2021-2026	5,624,277	Euribor+1.3%-Euribor+2.2%	2020-2026	5,638,726
Unsecured bank loans	USD	Floating	Libor+2.1%-Libor+2.4%	2021-2028	2,384,622	Libor+1.5%-Libor+2.2%	2020-2028	4,478,457
Unsecured bank loans	TL	Fixed	6.5%-16.9%	2021	1,627,198	9.5%-11.5%	2020	1,442,818
Unsecured bank loans	UAH	Fixed	6%-10.9%	2021-2023	980,207	11.5%-18.0%	2020	1,043,883
Unsecured bank loans	USD	Fixed	3.8%	2030	501,036	—	-	-
Unsecured bank loans	EUR	Fixed	1.5%-1.8%	2021-2022	428,565	—	-	-
Unsecured bank loans	RMB	Fixed	5.2%-5.5%	2021-2026	283,273	5.5%	2020-2026	200,583
Secured bank loans	USD	Floating	Libor+1.7%	2023	259,427	—	-	-
Secured bank loans	EUR	Floating	Euribor+1.3%	2021	36,377	—	-	-
Secured bank loans (*)	BYN	Fixed	—	—	—	11.5%	2020	2,415
Debt securities issued	USD	Fixed	5.8%	2021-2028	7,311,688	5.8%	2020-2028	5,810,989
Debt securities issued	TL	Fixed	15.0%	2021	50,866	14.0%	2020	154,801
Lease liabilities	TL	Fixed	9.8%-45.0%	2021-2048	1,201,988	12.8%-45.0%	2020-2048	735,211
Lease liabilities	UAH	Fixed	8.1%-24.0%	2021-2069	555,597	16.6%-24.0%	2020-2067	521,496
Lease liabilities	EUR	Fixed	1.0%-10.0%	2021-2034	185,557	1.0%-7.9%	2020-2031	162,786
Lease liabilities	BYN	Fixed	11.5%-15.0%	2021-2028	99,259	11.7%-15.0%	2020-2028	94,998
Lease liabilities	USD	Fixed	3.9%-10.9%	2021-2028	56,485	3.9%-10.8%	2020-2027	18,564
					21,586,422			20,305,727

(*)Belarusian Telecom pledged certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus (Note 37).